Net Loss per Share Attributable to Common Stockholders	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Net Loss per Share Attributable to Common Stockholders
Net Loss per Share Attributable to Common Stockholders

9.    Net Loss per Share Attributable to Common Stockholders

The following table presents the calculation of basic and diluted net loss per share:

	Three months ended		Six months ended
	June 30,		June 30,
	2022	2021	2022	2021
Numerator:
Net loss attributable to common stockholders	$(2,922,286)	$(1,966,025)	$(4,614,348)	$(3,997,918)

Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders	23,266,587	18,828,225	23,008,941	18,435,847

Net loss per share attributable to common stockholders	$(0.13)	$(0.10)	$(0.20)	$(0.22)

The following potentially dilutive securities were excluded from the computation of diluted net loss per share calculations for the periods presented because the impact of including them would have been anti-dilutive:

	June 30,	June 30,
	2022	2021
Options, RSUs, and grants	3,591,755	2,532,665
Warrants	6,390,767	7,222,001
Total	9,982,522	9,754,666

12.    Net Loss per Share Attributable to Common Stockholders

The following table presents the calculation of basic and diluted net loss per share:

	For the years ended December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders	$(9,057,163)	$(10,683,561)

Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders	18,837,358	11,817,775

Net loss per share attributable to common stockholders	$(0.48)	$(0.90)

The following potentially dilutive securities were excluded from the computation of diluted net loss per share calculations for the years ended December 31, 2021 and 2020 because the impact of including them would have been anti-dilutive:

	For the years ended December 31,
	2021	2020
Options, RSUs, and grants	2,777,904	1,757,019
Warrants	8,645,463	7,440,332
Total	11,423,367	9,197,351